Offerings	Feb. 19, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, 2021 Equity Incentive Plan
Amount Registered | shares	8,401,092
Proposed Maximum Offering Price per Unit | $ / shares	21.27
Maximum Aggregate Offering Price	$ 178,691,226.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 27,357.63
Offering Note
(1)    Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Class A common stock.
(2)    Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the Nasdaq Global Select Market on February 11, 2025.
(4) Represents an automatic annual increase equal to 5.0% of the total number of shares of the Registrant’s Class A common stock outstanding on December 31 of the preceding year, which annual increase is provided by the Registrant’s 2021 Equity Incentive Plan.
(6)    Rounded up to the nearest penny.
(7)    The Registrant does not have any fee offsets.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, 2021 Employee Stock Purchase Plan
Amount Registered | shares	1,680,218
Proposed Maximum Offering Price per Unit | $ / shares	21.27
Maximum Aggregate Offering Price	$ 35,738,236.86
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,472
Offering Note
(1)    Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Class A common stock.
(3)    Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the Nasdaq Global Select Market on February 11, 2025.
(5)    Represents an automatic increase equal to 1.0% of the total number of shares of the Registrant’s Class A common stock outstanding on December 31 of the preceding year, which annual increase is provided by the Registrant’s 2021 Employee Stock Purchase Plan.
(6)    Rounded up to the nearest penny.
(7)    The Registrant does not have any fee offsets.